Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets:
Deposits with SMBC	¥ 75,113,703	¥ 74,780,886
Loans to SMBC	111,891,134	104,635,815
Other assets	6,167,202	6,063,907
Current tax assets	190,267	44,941
Total assets	257,687,038	248,160,847
Liabilities and equity:
Debt securities in issue	11,984,994	11,428,437
Other liabilities	8,703,413	8,386,774
Total liabilities	244,150,073	235,379,155
Other equity instruments holders' equity	765,802	733,611
Total equity	13,536,965	12,781,692	¥ 12,276,150	¥ 10,934,878
Total equity and liabilities	257,687,038	248,160,847
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	1,908,637	1,942,388
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	2,349,114	2,230,062
SMFG [member]
Liabilities and equity:
Debt securities in issue	7,727,243	7,255,987
SMFG [member] | Non Consolidated [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	2,007,172	2,017,221
Other assets	293,522	209,656
Current tax assets	91,048	28,074
Total assets	17,049,158	16,257,313
Liabilities and equity:
Long-term borrowings	355,265	308,976
Debt securities in issue	8,280,718	7,509,351
Other liabilities	67,757	67,735
Total liabilities	10,206,279	9,401,393
Shareholders' equity	6,082,226	6,126,648
Other equity instruments holders' equity	760,653	729,272
Total equity	6,842,879	6,855,920
Total equity and liabilities	17,049,158	16,257,313
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	246,977	319,147
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	9,796,649	9,069,425
Liabilities and equity:
Short-term borrowings from SMBC	1,487,650	1,508,030
SMFG [member] | Other subsidiaries [member] | Non Consolidated [member]
Liabilities and equity:
Debt securities in issue	¥ 14,889	¥ 7,301